PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Terms and Conditions of Grants (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CEO Office Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years	3 years	3 years	5 years
Executive Officers and other qualifying employees | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years	3 years	3 years	5 years
EPS vs Peer Group, Threshold | CEO Office Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting performance, threshold percentage	100.00%	100.00%	100.00%	100.00%
Percentage of award vesting rights (as a percentage)	50.00%	50.00%	50.00%	50.00%
EPS vs Peer Group, Target | CEO Office Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target in over-performance grant	120.00%	120.00%	120.00%	120.00%
Percentage of award vesting rights (as a percentage)	100.00%	100.00%	100.00%	100.00%
TSR vs Performance Index, Threshold | CEO Office Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of award vesting rights (as a percentage)	50.00%	50.00%	50.00%	50.00%
TSR vs Performance Index, Target | CEO Office Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of performance better than the index per annum over performance	2.00%	2.00%	2.00%	2.00%
Percentage of award vesting rights (as a percentage)	100.00%	100.00%	100.00%	100.00%
Performance of ROCE and Gap to Competition, Target | Executive Officers and other qualifying employees | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target in over-performance grant	100.00%	100.00%		120.00%
Percentage of award vesting rights (as a percentage)	100.00%	100.00%
Over-performance award, percent				100.00%
Over-performance award, percent of target				20.00%
Gap to Competition, Target | Executive Officers and other qualifying employees | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target in over-performance grant	100.00%	100.00%	100.00%
Percentage of award vesting rights (as a percentage)	100.00%	100.00%	100.00%
Performance of ROCE and Gap to Competition, Threshold | Executive Officers and other qualifying employees | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target in over-performance grant				100.00%
Percentage of award vesting rights (as a percentage)				100.00%
Vesting period one | CEO Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of award vesting rights (as a percentage)				50.00%
Vesting period one | CEO Office Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period				3 years
Vesting period one | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of award vesting rights (as a percentage)				50.00%
Vesting period one | Executive Officers and other qualifying employees | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period				3 years
Vesting period two | CEO Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of award vesting rights (as a percentage)				50.00%
Vesting period two | CEO Office Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period				2 years
Vesting period two | Executive Officers and other qualifying employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of award vesting rights (as a percentage)				50.00%
Vesting period two | Executive Officers and other qualifying employees | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period				2 years
TSR vs. Peer Group, Threshold | Executive Officers and other qualifying employees | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target in over-performance grant			100.00%
Percentage of award vesting rights (as a percentage)			50.00%
TSR vs Peer Group, Target | Executive Officers and other qualifying employees | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target in over-performance grant			120.00%
Percentage of award vesting rights (as a percentage)			100.00%
CEO | CEO Office Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of grant at grant date, percentage of base salary	100.00%	100.00%	100.00%	150.00%
CFO | CEO Office Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of grant at grant date, percentage of base salary	100.00%	100.00%	100.00%	150.00%